Income Taxes - Additional Information (Detail) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Apr. 01, 2017 INR (₨)	Apr. 01, 2017 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)
Income Taxes Disclosure [Line Items]
Availability of tax holiday	Period of ten consecutive years
Accumulated deficit/surplus	₨ (6,593,471)	$ (101,267)			₨ (5,723,420)
Undistributed net earnings of foreign operations	₨ 1,572,635	$ 24,154			₨ 1,315,335	₨ 1,217,312
Accounting Standards Update 2016-16 [Member]
Income Taxes Disclosure [Line Items]
Accumulated deficit/surplus			₨ 20,086	$ 308